14. JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Judicial Deposits Tables Abstract
Schedule of detailed information about judicial deposits
	Tax		Labor		Civil, commercial and other		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Beginning balance	292.5	312.5	360.0	377.4	36.4	42.7	688.9	732.6
Additions	19.1	23.4	181.7	188.3	2.9	7.8	203.7	219.5
Transfer - held for sale (1)	(0.1)	-	(6.8)	-	-	-	(6.9)	-
Reversals	(5.3)	(52.5)	(47.2)	(78.7)	(3.0)	(4.4)	(55.5)	(135.6)
Write-offs	(31.9)	(9.0)	(146.2)	(136.5)	(8.6)	(10.5)	(186.7)	(156.0)
Price index update	14.1	18.2	14.6	11.2	1.4	0.8	30.1	30.2
Exchange rate variation	(0.1)	(0.1)	(4.4)	(1.7)	-	-	(4.5)	(1.8)
Ending balance	288.3	292.5	351.7	360.0	29.1	36.4	669.1	688.9